Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents
Cash, cash equivalents and restricted cash as of December 31, 2022 and December 31, 2021 are as follows (in thousands):

	December 31,	December 31,
	2022	2021
Cash and cash equivalents	$122,715	$222,378
Restricted cash, current and non-current	36,305	—

Cash, cash equivalents and restricted cash	$159,020	$222,378